Note 29 - Subsequent Events (Details Textual)		1 Months Ended		3 Months Ended
	Nov. 05, 2018 USD ($)	May 31, 2018 USD ($)	May 31, 2018 CAD ($)	Mar. 28, 2019 USD ($)	Jan. 01, 2019 shares
Statement Line Items [Line Items]
Sale of Stock, authorized aggregate gross proceeds	$ 50,000,000
Weighted average share price		$ 6.84	$ 8.80
Prospectus supplement [Member]
Statement Line Items [Line Items]
Total number of shares issued | shares					2,250,000
Proceeds from issuing shares				$ 13,200,000
Weighted average share price				$ 5.99